UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUAY 28, 2013

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GOVERNMENT SECURITIES FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

48473-0413                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GOVERNMENT SECURITIES FUND
February 28, 2013 (unaudited)

PRINCIPAL                                                                                       MARKET
AMOUNT                                                       COUPON                              VALUE
(000)        SECURITY                                          RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (96.7%)(a)

             COLLATERALIZED MORTGAGE OBLIGATIONS (12.9%)
$    4,374   Fannie Mae (+)                                    0.50%(b)      4/25/2035      $    4,391
     8,614   Fannie Mae (+)                                    0.50 (b)      8/25/2037           8,634
     4,797   Fannie Mae (+)                                    1.38          9/25/2027           4,819
    18,854   Fannie Mae (+)                                    1.50          7/25/2027          19,003
     4,720   Fannie Mae (+)                                    1.50          9/25/2027           4,758
     4,804   Fannie Mae (+)                                    1.50          9/25/2027           4,835
     4,835   Fannie Mae (+)                                    1.50         10/25/2027           4,886
     4,444   Fannie Mae (+)                                    5.00         11/25/2032           4,638
     4,942   Freddie Mac (+)                                   0.50 (b)      3/15/2036           4,960
     5,000   Freddie Mac (+)                                   0.75 (b)     10/15/2041           5,050
     9,024   Freddie Mac (+)                                   2.00          9/15/2026           9,249
     1,772   Government National Mortgage Assn. I              5.50          3/16/2032           1,805
                                                                                            ----------
                                                                                                77,028
                                                                                            ----------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.1%)
     8,850   Fannie Mae (+)                                    2.01          7/01/2019           9,172
     2,235   Fannie Mae (+)                                    2.05          7/01/2019           2,324
    23,397   Fannie Mae (+)                                    2.42         11/01/2022          23,822
     8,500   Freddie Mac (+)                                   2.22         12/25/2018           8,903
    10,000   Freddie Mac (+)                                   2.31          8/25/2022          10,039
                                                                                            ----------
                                                                                                54,260
                                                                                            ----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (74.7%)
     7,654   Fannie Mae (+)                                    3.00          2/01/2027           8,068
    12,651   Fannie Mae (+)                                    3.00          2/01/2027          13,335
     7,478   Fannie Mae (+)                                    3.50          5/01/2021           7,932
     8,124   Fannie Mae (+)                                    3.50          1/01/2042           8,599
    12,810   Fannie Mae (+)                                    3.50          5/01/2042          13,574
     5,971   Fannie Mae (+)                                    4.00          8/01/2039           6,370
     3,015   Fannie Mae (+)                                    5.00         12/01/2035           3,268
     1,713   Fannie Mae (+)                                    5.50         11/01/2037           1,867
       186   Fannie Mae (+)                                    6.00          2/01/2017             199
     3,044   Fannie Mae (+)                                    6.00          5/01/2038           3,338
       130   Fannie Mae (+)                                    6.50         10/01/2016             138
       234   Fannie Mae (+)                                    6.50         12/01/2016             250
     8,861   Freddie Mac (+)                                   3.00          6/01/2042           9,139
    12,525   Freddie Mac (+)                                   3.50          5/01/2042          13,229
     5,797   Freddie Mac (+)                                   4.00          9/01/2040           6,162
       620   Freddie Mac (+)                                   5.00          1/01/2021             666
     2,868   Freddie Mac (+)                                   5.50         12/01/2035           3,169
     4,004   Government National Mortgage Assn. I              4.00          7/15/2040           4,384
     3,483   Government National Mortgage Assn. I              4.00          8/15/2040           3,851
     9,980   Government National Mortgage Assn. I              4.00          9/15/2040          10,927
     2,567   Government National Mortgage Assn. I              4.50          5/15/2024           2,802
     2,799   Government National Mortgage Assn. I              4.50          9/15/2024           3,055
     4,102   Government National Mortgage Assn. I              4.50          9/15/2024           4,478
     2,576   Government National Mortgage Assn. I              4.50         10/15/2024           2,812
     2,858   Government National Mortgage Assn. I              4.50         10/15/2024           3,120

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1  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                       COUPON                              VALUE
(000)        SECURITY                                          RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------
$   13,825   Government National Mortgage Assn. I              4.50%         9/15/2039      $   15,149
     7,653   Government National Mortgage Assn. I              4.50         11/15/2039           8,491
    10,983   Government National Mortgage Assn. I              4.50         12/15/2039          12,187
    35,670   Government National Mortgage Assn. I              4.50          2/15/2040          39,579
     8,682   Government National Mortgage Assn. I              4.50          3/15/2040           9,550
     9,857   Government National Mortgage Assn. I              4.50          6/15/2040          10,842
     9,621   Government National Mortgage Assn. I              4.50          7/15/2040          10,582
     9,009   Government National Mortgage Assn. I              4.50          1/15/2041           9,847
     2,271   Government National Mortgage Assn. I              5.00          2/15/2039           2,488
     1,375   Government National Mortgage Assn. I              5.50         12/15/2018           1,485
     7,887   Government National Mortgage Assn. I              5.50         10/15/2033           8,713
     3,208   Government National Mortgage Assn. I              5.50         12/15/2033           3,544
     1,783   Government National Mortgage Assn. I              5.50          7/15/2034           1,970
     4,516   Government National Mortgage Assn. I              5.50         10/15/2035           5,011
     3,210   Government National Mortgage Assn. I              5.50          3/15/2038           3,522
     4,184   Government National Mortgage Assn. I              5.50          4/15/2038           4,613
    11,052   Government National Mortgage Assn. I              5.50          6/15/2039          12,127
       929   Government National Mortgage Assn. I              6.00         12/15/2016             981
     1,537   Government National Mortgage Assn. I              6.00          8/15/2022           1,698
       875   Government National Mortgage Assn. I              6.00          4/15/2028             994
       352   Government National Mortgage Assn. I              6.00         11/15/2028             402
       384   Government National Mortgage Assn. I              6.00          2/15/2029             436
       508   Government National Mortgage Assn. I              6.00          7/15/2029             579
       644   Government National Mortgage Assn. I              6.00          5/15/2032             737
     2,459   Government National Mortgage Assn. I              6.00          1/15/2033           2,807
       766   Government National Mortgage Assn. I              6.00          2/15/2033             875
       898   Government National Mortgage Assn. I              6.00          7/15/2033           1,026
       482   Government National Mortgage Assn. I              6.00          9/15/2033             550
     1,332   Government National Mortgage Assn. I              6.00          3/15/2037           1,509
     1,669   Government National Mortgage Assn. I              6.00          9/15/2037           1,891
     3,716   Government National Mortgage Assn. I              6.00          5/15/2038           4,229
     1,939   Government National Mortgage Assn. I              6.00          5/15/2038           2,207
     1,420   Government National Mortgage Assn. I              6.00          9/15/2038           1,609
     2,037   Government National Mortgage Assn. I              6.00         10/15/2038           2,308
     2,563   Government National Mortgage Assn. I              6.00         12/15/2038           2,904
       123   Government National Mortgage Assn. I              6.50          5/15/2028             142
       257   Government National Mortgage Assn. I              6.50          5/15/2028             296
       215   Government National Mortgage Assn. I              6.50          7/15/2028             250
        62   Government National Mortgage Assn. I              6.50          9/15/2028              73
       505   Government National Mortgage Assn. I              6.50         11/15/2028             582
        25   Government National Mortgage Assn. I              6.50          1/15/2029              29
        42   Government National Mortgage Assn. I              6.50          1/15/2029              49
       610   Government National Mortgage Assn. I              6.50          3/15/2031             716
       571   Government National Mortgage Assn. I              6.50         10/15/2031             667
       405   Government National Mortgage Assn. I              6.50          1/15/2032             474
       808   Government National Mortgage Assn. I              6.50          8/15/2032             959
     2,451   Government National Mortgage Assn. I              6.50          9/15/2032           2,830
        55   Government National Mortgage Assn. I              6.75          5/15/2028              65
        97   Government National Mortgage Assn. I              6.75          5/15/2028             114
        67   Government National Mortgage Assn. I              7.00          4/15/2027              80
       395   Government National Mortgage Assn. I              7.00          5/15/2027             468
        56   Government National Mortgage Assn. I              7.00          6/15/2028              66
        29   Government National Mortgage Assn. I              7.00          7/15/2028              35
        71   Government National Mortgage Assn. I              7.00          8/15/2028              85
       109   Government National Mortgage Assn. I              7.00          8/15/2028             130
       141   Government National Mortgage Assn. I              7.00          9/15/2028             169
       698   Government National Mortgage Assn. I              7.00          5/15/2029             834
       901   Government National Mortgage Assn. I              7.00          6/15/2029           1,076
       235   Government National Mortgage Assn. I              7.00          8/15/2031             279
       178   Government National Mortgage Assn. I              7.00          9/15/2031             214
       234   Government National Mortgage Assn. I              7.00         10/15/2031             279
        87   Government National Mortgage Assn. I              7.00          6/15/2032             103
       337   Government National Mortgage Assn. I              7.00          7/15/2032             400
       176   Government National Mortgage Assn. I              7.50          2/15/2028             212
        39   Government National Mortgage Assn. I              7.50          3/15/2029              48

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                       COUPON                              VALUE
(000)        SECURITY                                          RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------
$      101   Government National Mortgage Assn. I              7.50%         4/15/2029      $      122
        30   Government National Mortgage Assn. I              7.50          7/15/2029              31
        68   Government National Mortgage Assn. I              7.50         10/15/2029              75
       179   Government National Mortgage Assn. I              7.50         10/15/2029             219
        28   Government National Mortgage Assn. I              7.50         12/15/2030              35
        45   Government National Mortgage Assn. I              7.50          1/15/2031              55
        74   Government National Mortgage Assn. I              7.50         11/15/2031              91
        11   Government National Mortgage Assn. I              8.00          1/15/2022              12
       120   Government National Mortgage Assn. I              8.00          6/15/2023             144
       202   Government National Mortgage Assn. I              8.00          5/15/2027             248
        91   Government National Mortgage Assn. I              8.00          7/15/2030              99
        79   Government National Mortgage Assn. I              8.00          9/15/2030              97
        21   Government National Mortgage Assn. I              8.50          6/15/2021              22
         9   Government National Mortgage Assn. I              8.50          7/15/2022               9
        82   Government National Mortgage Assn. I              9.00          7/15/2021              98
     7,574   Government National Mortgage Assn. II             4.00         11/20/2040           8,298
     6,478   Government National Mortgage Assn. II             4.50          4/20/2024           7,066
     3,642   Government National Mortgage Assn. II             5.00          5/20/2033           4,017
     4,469   Government National Mortgage Assn. II             5.00          7/20/2033           4,928
     2,821   Government National Mortgage Assn. II             5.00          6/20/2034           3,111
     7,788   Government National Mortgage Assn. II             5.00          9/20/2035           8,587
     2,738   Government National Mortgage Assn. II             5.00          2/20/2037           3,015
       964   Government National Mortgage Assn. II             5.50          4/20/2033           1,065
     3,297   Government National Mortgage Assn. II             5.50          3/20/2034           3,666
    12,166   Government National Mortgage Assn. II             5.50          2/20/2035          13,528
    10,502   Government National Mortgage Assn. II             5.50          4/20/2035          11,702
     5,551   Government National Mortgage Assn. II             5.50          7/20/2035           6,172
     3,380   Government National Mortgage Assn. II             5.50          1/20/2037           3,718
       440   Government National Mortgage Assn. II             6.00          3/20/2031             504
     1,131   Government National Mortgage Assn. II             6.00          8/20/2032           1,295
       934   Government National Mortgage Assn. II             6.00          9/20/2032           1,069
       992   Government National Mortgage Assn. II             6.00         10/20/2033           1,173
       856   Government National Mortgage Assn. II             6.00         12/20/2033             974
     3,178   Government National Mortgage Assn. II             6.00          2/20/2034           3,634
     3,027   Government National Mortgage Assn. II             6.00          3/20/2034           3,460
     2,218   Government National Mortgage Assn. II             6.00          9/20/2034           2,529
     5,815   Government National Mortgage Assn. II             6.00         10/20/2034           6,640
     1,050   Government National Mortgage Assn. II             6.00         11/20/2034           1,186
     2,541   Government National Mortgage Assn. II             6.00          5/20/2036           2,885
       212   Government National Mortgage Assn. II             6.50          5/20/2031             243
       172   Government National Mortgage Assn. II             6.50          7/20/2031             204
       440   Government National Mortgage Assn. II             6.50          8/20/2031             506
       709   Government National Mortgage Assn. II             6.50          4/20/2032             815
       657   Government National Mortgage Assn. II             6.50          6/20/2032             755
     2,169   Government National Mortgage Assn. II             6.50          8/20/2034           2,483
       598   Government National Mortgage Assn. II             7.00          9/20/2030             718
       106   Government National Mortgage Assn. II             7.50          4/20/2031             130
        27   Government National Mortgage Assn. II             8.00         12/20/2022              32
       579   Government National Mortgage Assn. II             8.00          8/20/2030             717
                                                                                            ----------
                                                                                               446,080
                                                                                            ----------
             Total U.S. Government Agency Issues (cost: $542,851)                              577,368
                                                                                            ----------
             U.S. TREASURY SECURITIES (1.0%)

             NOTES (1.0%)
     6,000   2.00%, 2/15/2022 (cost: $5,994)                                                     6,150
                                                                                            ----------

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3  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                                                           VALUE
(000)        SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.1%)

             REPURCHASE AGREEMENTS (2.1%)
$   12,562   Deutsche Bank Securities, Inc., 0.19%, acquired on 2/28/2013 and due
                3/01/2013 at $12,562 (collateralized by $12,662 of Fannie
                Mae(+),(a), 1.00%, due 2/27/2017; market value $12,814)(cost: $12,562)      $   12,562
                                                                                            ----------

               TOTAL INVESTMENTS (COST: $561,407)                                           $  596,080
                                                                                            ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                TOTAL
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency Issues                 $          --     $    577,368    $         --     $    577,368
U.S. Treasury Securities                              6,150               --              --            6,150
Money Market Instruments:
  Repurchase Agreements                                  --           12,562              --           12,562
-------------------------------------------------------------------------------------------------------------
Total                                         $       6,150     $    589,930    $         --     $    596,080
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

5  | USAA Government Securities Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note A1, and all repurchase agreements valued at cost, which approximates fair value.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $34,951,000 and $278,000, respectively, resulting in net unrealized appreciation of $34,673,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $597,403,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

7  | USAA Government Securities Fund

================================================================================

SPECIFIC NOTES

(a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2013.

================================================================================

                                          Notes to Portfolio of Investments |  8


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    4/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    4/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    4/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.